Significant accounting policies - Effect of adopting ASC 842 - Parenthetical (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2020 CNY (¥)
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Accounts receivable, allowance | ¥	¥ 19,468		¥ 14,731				¥ 14,966
Ordinary shares, par value | $ / shares					$ 0.0001
Ordinary shares, Shares authorized					3,000,000,000	500,000,000
Class A ordinary shares
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, Shares authorized	2,900,000,000		2,900,000,000		2,900,000,000
Ordinary shares, Shares issued	319,677,037		303,289,537
Ordinary shares, Shares outstanding	319,677,037		303,289,537
Class B ordinary shares
Summary of effect on consolidated balance sheet as result of adopting ASC 842
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, Shares authorized	100,000,000		100,000,000		100,000,000
Ordinary shares, Shares issued	73,680,917		73,680,917
Ordinary shares, Shares outstanding	73,680,917		73,680,917